Consolidated Balance Sheets - USD ($)		Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS:
Cash		$ 12,054,015	$ 6,833,891
Accounts receivable, net		1,919,379	542,913
Other receivables, net		217,174	143,920
Loan to third parties, current		623,711	42,316
Loan to related parties		78,979	2,537,532
Other current assets		139,940	150,213
TOTAL CURRENT ASSETS		15,033,198	10,250,785
Loan to third parties, noncurrent		78,882	579,335
Property and equipment, net		759,445	775,465
Investments in unconsolidated entities		11,879	10,977
Operating lease right-of-use assets		371,603	603,553
Long-term rent deposit		79,045	73,049
Deferred tax assets, net		639,269	272,115
TOTAL ASSETS		16,973,321	12,565,279
CURRENT LIABILITIES:
Due to related parties		297,855	286,353
Deferred revenue		4,141,555	1,524,918
Operating lease liabilities, current		256,600	254,332
Taxes payable		712,327	314,052
Other payables		118,442	189,201
Accrued expenses and other liabilities		532,246	335,699
TOTAL CURRENT LIABILITIES		6,059,025	2,904,555
Operating lease liabilities, noncurrent		105,872	361,595
TOTAL LIABILITIES		6,164,897	3,266,150
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 4,381,033 shares issued and outstanding as of March 31, 2021 and March 31, 2020, respectively	[1]	43,810	43,810
Additional paid-in capital		4,799,384	4,799,384
Statutory reserve		323,820	231,424
Retained earnings		5,312,654	4,723,999
Accumulated other comprehensive loss		(278,180)	(734,028)
Total shareholders’ equity		10,201,488	9,064,589
Non-controlling interest		606,936	234,540
TOTAL EQUITY		10,808,424	9,299,129
TOTAL LIABILITIES AND EQUITY		$ 16,973,321	$ 12,565,279

[1]	Retrospectively restated for effect of stock split and reorganization